Accounting policies (Tables)	9 Months Ended
Sep. 30, 2021
The consolidated interim financial information comprises the financial statements of the Braskem S.A. and the following entities:

The consolidated interim financial information comprises the financial statements of the Braskem S.A. and the following entities:

		Total and voting interest - %
		Headquarters	Sep/2021	Dec/2020
Direct and Indirect subsidiaries
BM Insurance Company Limited ("BM Insurance")		Bermuda	100.00	100.00
Braskem America Finance Company ("Braskem America Finance")		EUA	100.00	100.00
Braskem America, Inc. (“Braskem America”)		EUA	100.00	100.00
Braskem Argentina S.A. (“Braskem Argentina”)		Argentina	100.00	100.00
Braskem Energy Ltda ("Braskem Energy")	(i)	Brazil	100.00
Braskem Europe GmbH ("Braskem Alemanha")		Germany	100.00	100.00
Braskem Finance Limited (“Braskem Finance”)		Cayman Islands	100.00	100.00
Braskem Idesa S.A.P.I. ("Braskem Idesa")		Mexico	75.00	75.00
Braskem Idesa Servicios S.A. de CV ("Braskem Idesa Serviços")		Mexico	75.00	75.00
Braskem Incorporated Limited ("Braskem Inc")		Cayman Islands	100.00	100.00
Braskem India Private Limited ("Braskem India")		India	100.00	100.00
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")		Mexico	100.00	100.00
Braskem Mexico, S. de RL de CV ("Braskem México")		Mexico	100.00	100.00
Braskem Mexico Servicios S. RL de CV ("Braskem México Serviços")		Mexico	100.00	100.00
Braskem Netherlands B.V. ("Braskem Holanda")		Netherlands	100.00	100.00
Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)		Netherlands	100.00	100.00
Braskem Netherlands Green B.V. (“Braskem Holanda Green”)	(ii)	Netherlands	100.00	-
Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc”)		Netherlands	100.00	100.00
Braskem Petroquímica Chile Ltda. (“Braskem Chile”)		Chile	100.00	100.00
Cetrel S.A. ("Cetrel")		Brazil	63.70	63.70
Distribuidora de Água Camaçari S.A. ("DAC")		Brazil	63.70	63.70
Lantana Trading Co. Inc. (“Lantana”)		Bahamas	100.00	100.00

Specific Purpose Entity ("SPE")
Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo ("FIM Júpiter")		Brazil	100.00	100.00
Fundo de Investimento Santander Netuno Multimercado Crédito Privado Longo Prazo ("FIM Netuno")		Brazil	100.00	100.00

(i)	Subsidiary incorporated in April 2021 that is in the pre-operating phase. Its main activities include electricity trading and the rendering of management and representation services in the Energy Free Contracting Environment.
(ii)	Subsidiary incorporated in September 2021, which currently is in the pre-operational phase, with capital to be paid up by Braskem Holanda. Its main activities encompass the manufacture, trade, distribution, import and export of renewable products, development of technologies related to this purpose and the participation in other companies.

The subsidiaries with a functional currency different from Real are listed below

The subsidiaries with a functional currency different from Real are listed below:

Functional currency

Subsidiaries
Braskem Alemanha	Euro
BM Insurance, Braskem America, Braskem America Finance, Braskem Holanda, Braskem Holanda Finance, Braskem Holanda Inc. and Braskem México Sofom	U.S.dollar
Braskem Idesa, Braskem Idesa Serviços, Braskem México and Braskem México Serviços	Mexican peso
Braskem Argentina	Argentinean peso
Braskem Chile	Chilenean peso
Braskem India	Rupee

The effects from exchange variation on the Company’s transactions are mainly due to the variations in the following currencies:

The effects from exchange variation on the Company’s transactions are mainly due to the variations in the following currencies:

	End of period rate			Average rate
	Sep/2021	Dec/2020	Variation	Sep/2021	Sep/2020	Variation
U.S. dollar - Brazilizan real	5.4394	5.1967	4.67%	5.3317	5.0793	4.97%
Euro - Brazilizan real	6.2983	6.3779	-1.25%	6.3768	5.7207	11.47%
Mexican peso - Brazilizan real	0.2646	0.2610	1.38%	0.2649	0.2328	13.78%
U.S. dollar - Mexican peso	20.5710	19.9240	3.25%	20.1366	21.8263	-7.74%
U.S. dollar - Euro	0.8562	0.8166	4.84%	0.8361	0.8903	-6.09%